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                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                      Washington, DC 20549

                           FORM 24F-2
                Annual Notice of Securities Sold
                     Pursuant to Rule 24f-2


1.     Name and Address of issuer:

       The Alliance Portfolios
       1345 Avenue of the Americas
       New York, New York 10105


2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): /X/

       Alliance Conservative Investors Fund (Class A, Class B,
       Class C and Advisor Class shares)

       Alliance Growth Investors Fund (Class A, Class B, Class C and Advisor Class shares)


3.     Investment Company Act File Number:

       811-05088

       Securities Act File Number:

       33-12988


4(a).  Last day of fiscal year for which this Form is filed:

       April 30, 1999


4(b).  / /    Check box if this Form is being filed late (i.e.,
              more than 90 calendar days after the end of the issuers fiscal year). (See Instruction A.2)


4(c).  / /    Check box if this is the last time the issuer will
              be filing this Form.




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5.     Calculation of registration fee:

                                       Alliance       Alliance
                                       Conservative   Growth
                                       Investors      Investors
                                       Fund           Fund

(i)     Aggregate sale price of
        securities sold during the
        fiscal year pursuant to
        section 24(f):                 $23,825,614    $38,244,489

(ii)    Aggregate price of
        securities redeemed or
        repurchased during the
        fiscal year:                   $15,108,252    $23,825,582

(iii)   Aggregate price of
        securities redeemed or
        repurchased during any
        prior fiscal year ending
        no earlier than October
        11, 1995 that were not
        previously used to reduce
        registration fees payable
        to the Commission:             $0             $0

(iv)    Total available redemption
        credits [add Items 5(ii)
        and 5(iii)]:                   $15,108,252    $23,825,582

(v)     Net sales if Item 5(i) is
        greater than Item 5(iv)
        [subtract Item 5(iv) from
        5(i)]:                         $8,717,362     $14,418,907

(vi)    Redemption credits
        available for use in
        future years - if Item
        5(i) is less than Item
        5(iv) [subtract Item 5(iv)
        from Item 5(i)]:               $0             $0

(vii)   Multiplier for determining
        registration fee (See
        Instruction C.9):              x$.000278      x$.000278

(viii)  Registration fee due
        [multiply Item 5(v) by
        Item 5(vii)] (enter "0" if
        no fee is due):                =$2,423.43     =$4,008.46


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6.     Prepaid shares

       If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:

       Alliance Conservative Investors Fund:     N/A

       Alliance Growth Investors Fund:           N/A

       If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:

       Alliance Conservative Investors Fund:     0

       Alliance Growth Investors Fund:           0


7. Interest due - if this Form is being filed more than 90 days after the end of the issuers fiscal year (see
       Instruction D):

       Alliance Conservative Investors Fund:     $0

       Alliance Growth Investors Fund:           $0


8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

       Alliance Conservative Investors Fund:     $2,423.43

       Alliance Growth Investors Fund:           $4,008.46


9. Date the registration fee and any interest payment was sent to the Commissions lockbox depository: July 27, 1999

       Method of Delivery:

       /X/    Wire transfer

       / /    Mail or other means




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                           Signatures

This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.


By (Signature and Title)*    /s/  Andrew L. Gangolf
                                  Assistant Clerk

Date: July 28,1999



* Please print the name and title of the signing officer below the signature.





































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